Non-Controlling Interests (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 1,156,178		¥ 1,227,533	¥ 1,519,045
Capital contribution to subsidiaries by non-controlling interests	0		0	18
Net loss attributable to non-controlling interests	(132,830)	$ (20,416)	(21,315)	(298,310)
Currency translation adjustments of subsidiaries	(9,725)		11,240	10,121
Purchase of non-controlling interest	(23,376)		(60,537)	(3,341)
Derecognize a subsidiary of the Group	0		(743)	0
Balance at the end of year	¥ 990,247	$ 152,198	¥ 1,156,178	¥ 1,227,533